TEMPLETON AMERICAN TRUST


YOUR FUND'S OBJECTIVE:

The Templeton American Trust seeks long-term total return through a flexible policy of investing primarily in stocks and debt obligations of U.S. companies. The Fund may, however, invest up to 35% of its assets in securities in any foreign country, developed or developing.

February 18, 1997

Dear Shareholder:

We are pleased to bring you the annual report of the Templeton American Trust, which covers the period ended December 31, 1996.

During the year under review, moderate economic growth, subdued inflation, and record cash inflows into retirement plans helped drive the U.S. equity market to record highs. Within this environment, the Fund's Class II shares produced a one-year total return of 18.91%, as discussed in the Performance Summary on page
7. The Standard & Poor's(R) 500 Stock Index, the Fund's benchmark, posted a 22.90% return for the same period. One of the primary reasons for this underperformance was the Fund's high cash position. The high price/earnings ratios and low dividend yields of the U.S. equity markets made it extremely difficult to identify investment bargains, and as you can see in the chart on page 2, 22.4% of the Fund's total net assets were in short-term obligations and other net assets on December 31, 1996.

TEMPLETON AMERICAN TRUST

Geographic Distribution on 12/31/96
Based on Total Net Assets

[Pie Chart]

United States                 62.3%

Europe                         8.6%

Australia &
New Zealand                    4.0%

Asia                           1.7%

Latin America                  1.0%

Short-Term Obligations &
Other Net Assets              22.4%



In the first half of the year, we sold a number of energy shares which performed well due to increasing prices of crude oil and refined petroleum products. Believing that these rising prices resulted from temporary market conditions, we realized profits by eliminating our positions in Amerada Hess Corp., Sun Co. Inc., Tosco Corp., USX-Marathon Group Inc., and Valero Energy Corp. We also recognized gains on sales of our holdings in AMR Corp., the parent company of American Airlines; Westvaco Corp., a forest products firm; and Owens Corning Fiberglass Corp.

When the U.S. stock market corrected in July, several stocks fell to more attractive valuations, and we were able to find stocks we believed to be bargains in a number of different industries. Share prices of several companies declined substantially following disappointing earnings, and believing that these declines were short-term in nature, we established positions in DSC Communications Corp., AT&T Corp., US West Communication Group, Boise Cascade Corp. and Bay Networks, Inc. We also added to our positions in Wheelabrator Technologies Inc., a manufacturer of waste and energy-related equipment; Oregon Steel Mills Inc., a minimill steel producer; and Dean Witter Discover & Co., a major financial services firm. Because of their significant appreciation and high valuations, we eliminated our holdings of International Paper Co. and reduced the weightings of our positions in Boeing Co. and BankAmerica Corp.

Although the Fund focuses on U.S. companies, we continued to invest in foreign securities, and at the end of the year, our overseas investments held steady at 15.3% of total net assets. As you know, investing in foreign securities involves special risks related to market, economic, currency, political, social and other factors. Developing markets involve similar but heightened risks, in addition to risks associated with the relatively small size and lesser liquidity of these markets. These risks are discussed in the Fund's prospectus.

Looking forward, we believe the outlook for U.S. equities appears positive if the economy continues to grow and inflation remains subdued. However, rising interest rates, higher raw material and labor costs, and a stronger U.S. dollar could lead to disappointing corporate earnings. Of course, we have always maintained a long-term investment perspective and believe that by diligently pursuing our time-tested methods of identifying bargain-priced stocks, the long-term performance of the Fund has the potential to remain favorable.


   TEMPLETON AMERICAN TRUST
   Top 10 Holdings on December 31, 1996
   Based on Total Net Assets

Company,                                     % of Total
Industry, Country                            Net Assets
Intel Corp.
Electronic Components & Instruments, U.S.        3.4%

Barrett Resources Corp.
Energy Sources, U.S.                             3.0%

Federal National Mortgage Assn
Financial Services, U.S.                         2.6%

American International Group Inc.
Insurance, U.S.                                  2.3%

American Stores Co.
Merchandising, U.S.                              2.1%

Georgia-Pacific Corp.
Forest Products & Paper, U.S.                    2.0%

Goodyear Tire & Rubber Co.
Industrial Components, U.S.                      2.0%

AT&T Corp.
Telecommunications, U.S.                         2.0%

Windmere-Durable Holdings Inc.
Health & Personal Care, U.S.                     1.9%

Pinnacle West Capital Corp.
Utilities - Electrical & Gas, U.S.               1.9%


FOR A COMPLETE LIST OF PORTFOLIO HOLDINGS, PLEASE SEE PAGE 11 OF THIS REPORT.


   TEMPLETON AMERICAN TRUST
   Top 10 Industries on December 31, 1996
   Based on Total Net Assets

                                 % of Total
Industry                         Net Assets
Energy Sources                      7.6%

Insurance                           5.4%

Merchandising                       5.0%

Health & Personal Care              5.0%

Utilities - Electrical & Gas        4.8%

Forest Products & Paper             4.6%

Banking                             4.1%

Financial Services                  4.1%

Electrical & Electronics            3.8%

Transportation                      3.7%

This discussion reflects the strategies we employed for the Fund during the past fiscal year, and includes our opinions as of the close of the period. Since economic and market conditions are constantly changing, our strategies, evaluations, conclusions and decisions regarding portfolio holdings may change as new circumstances arise. Although past performance of a specific investment or sector cannot guarantee future performance, such information can be useful in analyzing securities we purchase or sell for the Fund.

We thank you for your support and look forward to serving your investment needs in the years to come.

Sincerely,




/s/ Peter A. Nori
--------------------------
Peter A. Nori
Portfolio Manager
Templeton American Trust, Inc.

PERFORMANCE SUMMARY
CLASS I


Templeton American Trust - Class I produced a cumulative total return of 19.90% for the one-year period ended December 31, 1996. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the initial sales charge.

We always maintain a long-term perspective when managing the Fund, and encourage shareholders to view their investments in a similar manner.

The price of the Fund's shares, as measured by net asset value, increased $1.79, from $14.23 on December 31, 1995 to $16.02 on December 31, 1996. During the reporting period, shareholders received distributions totaling 26 cents ($0.26) per share in dividend income, 1.5 cents ($0.015) in short-term capital gains, and 73 cents ($0.73) in long-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The index comparison chart on page 6 shows how an investment in Templeton American Trust - Class I, since inception on May 1, 1995, has kept your purchasing power ahead of inflation, as measured by the Consumer Price Index
(CPI). Please remember that the Fund's performance differs from that of an index because, among other things, an index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index. Past performance is not predictive of future results.

TEMPLETON AMERICAN TRUST - CLASS I
Total Return Index Comparison
$10,000 Investment (5/1/95-12/31/96)
[LINE GRAPH]

                    TEMPLTON AMERICAN
                     TRUST - CLASS I                     S&P 500                           CONSUMER PRICE INDEX

       DATE              VALUE            TOTAL RETURN                VALUE       TOTAL RETURN                VALUE
       ----              -----            ------------                -----       ------------                -----
      5/1/95            $ 9,423                                      $10,000                                 $10,000
      5/31/95           $ 9,704              4.00%                   $10,400         0.20%                   $10,020
      6/30/95           $ 9,887              2.32%                   $10,641         0.20%                   $10,040
      7/31/95           $10,190              3.32%                   $10,995         0.00%                   $10,040
      8/31/95           $10,134              0.25%                   $11,022         0.26%                   $10,066
      9/30/95           $10,275              4.22%                   $11,487         0.20%                   $10,086
      10/31/95          $ 9,972             -0.36%                   $11,446         0.33%                   $10,120
      11/30/95          $10,218              4.39%                   $11,948        -0.07%                   $10,112
      12/31/95          $10,351              1.93%                   $12,179        -0.07%                   $10,105
      1/31/96           $10,467              3.40%                   $12,593         0.59%                   $10,165
      2/29/96           $10,548              0.93%                   $12,710         0.32%                   $10,198
      3/31/96           $10,780              0.96%                   $12,832         0.52%                   $10,251
      4/30/96           $11,071              1.47%                   $13,021         0.39%                   $10,291
      5/31/96           $11,239              2.58%                   $13,357         0.19%                   $10,310
      6/30/96           $11,253              0.38%                   $13,407         0.06%                   $10,316
      7/31/96           $10,940             -4.42%                   $12,815         0.19%                   $10,336
      8/31/96           $11,246              2.11%                   $13,085         0.19%                   $10,356
      9/30/96           $11,493              5.63%                   $13,822         0.32%                   $10,389
      10/31/96          $11,755              2.76%                   $14,203         0.32%                   $10,422
      11/30/96          $12,322              7.56%                   $15,277         0.19%                   $10,442
      12/31/96          $12,411             -1.98                    $14,975         0.00%                   $10,442

        Templeton American Trust-Class 1(1)
        S&P 500 Index(2)
        Consumer Price Index(3)

1. INCLUDES ALL SALES CHARGES AND REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE PERIOD SHOWN. TOTAL RETURN ASSUMES REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

2.  Index is unmanaged and includes reinvested dividends.

3.  Source:  U.S. Bureau of Labor Statistics.



TEMPLETON AMERICAN TRUST - CLASS I

Periods ended December 31, 1996

                                             Since
                                             Inception
                                  One-Year   (5/1/95)
Cumulative
Total Return(1)                     19.90%   31.73%

Average Annual
Total Return(2)                     12.99%   13.81%

Value of $10,000
Investment(3)                      $11,299  $12,412


1. CUMULATIVE TOTAL RETURN REPRESENTS THE CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND DOES NOT INCLUDE THE INITIAL SALES CHARGE.


2. AVERAGE ANNUAL TOTAL RETURN REPRESENTS THE AVERAGE ANNUAL CHANGE IN VALUE OF AN INVESTMENT OVER THE INDICATED PERIODS AND INCLUDES THE MAXIMUM 5.75% INITIAL SALES CHARGE.

3. THESE FIGURES REPRESENT THE VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN THE FUND OVER THE INDICATED PERIODS AND INCLUDE THE MAXIMUM 5.75% INITIAL SALES CHARGE.

ALL TOTAL RETURN CALCULATIONS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS DISTRIBUTIONS WHEN PAID. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, CURRENCIES AND THE ECONOMIC, SOCIAL AND POLITICAL CLIMATES WHERE INVESTMENTS ARE MADE. DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THE RELATIVELY SMALL SIZE AND LESSER LIQUIDITY OF THESE MARKETS. THUS, YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS.

PERFORMANCE SUMMARY
CLASS II

Templeton American Trust - Class II produced a cumulative total return of 18.91% for the one-year period ended December 31, 1996. Cumulative total return measures the change in value of an investment, assuming reinvestment of dividends and capital gains distributions, and does not include the sales charges.

We always maintain a long-term perspective when managing the Fund, and encourage shareholders to view their investments in a similar manner. As you can see from the table on page 8, the Fund delivered a cumulative total return of more than 101% since inception on February 27, 1991.

The price of the Fund's shares, as measured by net asset value, increased $1.79, from $14.25 on December 31, 1995 to $16.04 on December 31, 1996. During the reporting period, shareholders received distributions totaling 13.68 cents ($0.1368) per share in dividend income, 1.5 cents ($0.015) in short-term capital gains, and 73 cents ($0.73) in long-term capital gains. Of course, past performance is not predictive of future results, and distributions will vary depending on income earned by the Fund, as well as any profits realized from the sale of securities in the portfolio.

The index comparison chart on page 8 shows how an investment in Templeton American Trust - Class II, over the past five years, has kept your purchasing power ahead of inflation, as measured by the Consumer Price Index (CPI). Please remember that the Fund's performance differs from that of an index because, among other things, an index is not managed according to any investment strategy, includes no sales charges or management expenses, and does not contain cash (the Fund generally carries a certain percentage of cash at any given time). Of course, one cannot invest directly in an index. Past performance is not predictive of future results.

TEMPLETON AMERICAN TRUST - CLASS II
Total Return Index Comparison
$10,000 Investment (2/27/91-12/31/96)
[LINE GRAPH]

                   TEMPLTON AMERICAN
                    TRUST - CLASS II                    S&P 500                          CONSUMER PRICE INDEX

      DATE               VALUE            TOTAL RETURN              VALUE        TOTAL RETURN                  VALUE
      -----              -----            ------------              -----        ------------                  -----
     2/27/91            $9,901                                     $10,000                                   $10,000
     2/28/91            $9,901                0.26%                $10,026          0.01%                    $10,001
     3/31/91            $10,119               2.42%                $10,269          0.15%                    $10,016
     4/30/91            $10,327               0.24%                $10,293          0.15%                    $10,031
     5/31/91            $10,673               4.31%                $10,737          0.30%                    $10,061
     6/30/91            $10,376              -4.58%                $10,245          0.29%                    $10,090
     7/31/91            $10,515               4.66%                $10,723          0.15%                    $10,105
     8/31/91            $10,663               2.37%                $10,977          0.29%                    $10,135
     9/30/91            $10,584              -1.67%                $10,793          0.44%                    $10,179
     10/31/91           $10,653               1.34%                $10,938          0.15%                    $10,195
     11/30/91           $10,208              -4.03%                $10,497          0.29%                    $10,224
     12/31/91           $11,193              11.44%                $11,698          0.07%                    $10,231
     1/31/92            $11,543              -1.86%                $11,481          0.15%                    $10,247
     2/29/92            $11,893               1.29%                $11,629          0.36%                    $10,284
     3/31/92            $11,513              -1.95%                $11,402          0.51%                    $10,336
     4/30/92            $11,763               2.94%                $11,737          0.14%                    $10,350
     5/31/92            $11,783               0.49%                $11,795          0.14%                    $10,365
     6/30/92            $11,513              -1.49%                $11,619          0.36%                    $10,402
     7/31/92            $11,873               4.09%                $12,094          0.21%                    $10,424
     8/31/92            $11,233              -2.05%                $11,846          0.28%                    $10,453
     9/30/92            $11,443               1.17%                $11,985          0.28%                    $10,483
     10/31/92           $11,483               0.34%                $12,025          0.35%                    $10,519
     11/30/92           $11,923               3.40%                $12,434          0.14%                    $10,534
     12/31/92           $12,126               1.23%                $12,587         -0.07%                    $10,527
     1/31/93            $12,486               0.84%                $12,693          0.49%                    $10,578
     2/28/93            $12,589               1.36%                $12,866          0.35%                    $10,615
     3/31/93            $12,898               2.11%                $13,137          0.35%                    $10,652
     4/30/93            $12,919              -2.42%                $12,819          0.28%                    $10,682
     5/31/93            $13,125               2.67%                $13,161          0.14%                    $10,697
     6/30/93            $13,073               0.29%                $13,200          0.14%                    $10,712
     7/31/93            $13,218              -0.40%                $13,147          0.00%                    $10,712
     8/31/93            $13,588               3.79%                $13,645          0.28%                    $10,742
     9/30/93            $13,527              -0.77%                $13,540          0.21%                    $10,765
     10/31/93           $13,733               2.07%                $13,820          0.41%                    $10,809
     11/30/93           $13,630              -0.95%                $13,689          0.07%                    $10,816
     12/31/93           $14,044               1.21%                $13,855          0.00%                    $10,816
     1/31/94            $14,778               3.40%                $14,326          0.27%                    $10,846
     2/28/94            $14,569              -2.71%                $13,937          0.34%                    $10,882
     3/31/94            $14,021              -4.36%                $13,330          0.34%                    $10,919
     4/30/94            $14,210               1.28%                $13,500          0.14%                    $10,935
     5/31/94            $14,358               1.64%                $13,722          0.07%                    $10,942
     6/30/94            $14,021              -2.45%                $13,386          0.34%                    $10,980
     7/31/94            $14,621               3.28%                $13,825          0.27%                    $11,009
     8/31/94            $15,106               4.10%                $14,392          0.40%                    $11,053
     9/30/94            $14,716              -2.44%                $14,040          0.27%                    $11,083
     10/31/94           $14,674               2.25%                $14,356          0.07%                    $11,091
     11/30/94           $14,252              -3.64%                $13,834          0.13%                    $11,105
     12/31/94           $14,273               1.48%                $14,038          0.00%                    $11,105
     1/31/95            $14,227               2.59%                $14,402          0.40%                    $11,150
     2/28/95            $14,656               3.90%                $14,964          0.40%                    $11,194
     3/31/95            $14,942               2.95%                $15,405          0.33%                    $11,231
     4/30/95            $15,308               2.94%                $15,858          0.33%                    $11,268
     5/31/95            $15,789               4.00%                $16,492          0.20%                    $11,291
     6/30/95            $16,064               2.32%                $16,875          0.20%                    $11,313
     7/31/95            $16,556               3.32%                $17,435          0.00%                    $11,313
     8/31/95            $16,453               0.25%                $17,479          0.26%                    $11,343
     9/30/95            $16,682               4.22%                $18,216          0.20%                    $11,366
     10/31/95           $16,178              -0.36%                $18,151          0.33%                    $11,403
     11/30/95           $16,568               4.39%                $18,948         -0.07%                    $11,395
     12/31/95           $16,778               1.93%                $19,313         -0.07%                    $11,387
     1/31/96            $16,955               3.40%                $19,970          0.59%                    $11,454
     2/29/96            $17,061               0.93%                $20,156          0.32%                    $11,491
     3/31/96            $17,414               0.96%                $20,349          0.52%                    $11,551
     4/30/96            $17,873               1.47%                $20,648          0.39%                    $11,596
     5/31/96            $18,144               2.58%                $21,181          0.19%                    $11,618
     6/30/96            $18,156               0.38%                $21,262          0.06%                    $11,625
     7/31/96            $17,637              -4.42%                $20,322          0.19%                    $11,647
     8/31/96            $18,120               2.11%                $20,751          0.19%                    $11,669
     9/30/96            $18,509               5.63%                $21,919          0.32%                    $11,706
     10/31/96           $18,933               2.76%                $22,524          0.32%                    $11,744
     11/30/96           $19,839               7.56%                $24,227          0.19%                    $11,766
     12/31/96           $19,951              -1.98%                $23,747          0.00%                    $11,766

Templeton American        S&P 500       Consumer
Trust-Class II(1)         Index(2)      Price Index(3)

1. Includes all sales charges and represents the change in value of an investment over the period shown. Total return assumes reinvestment of dividends and capital gains. Past performance is not predictive of future results.

2. Index is unmanaged and includes reinvested dividends.

3. Source: U.S. Bureau of Labor Statistics.


TEMPLETON AMERICAN TRUST - CLASS II

Periods ended December 31, 1996

                                                                    Since
                                                                   Inception
                              One-Year     Three-Year  Five-Year  (2/27/91)
Cumulative
Total Return(1)              18.91%        42.06%      78.24%     101.50%

Average Annual
Total Return(2)              16.76%        12.03%      12.03%      12.55%

Value of $10,000
Investment(3)                $11,676       $14,059     $17,651    $20,154

One-Year Total Return(4)
 12/31/92                    12/31/93     12/31/94    12/31/95    12/31/96
   8.33%                      15.82%        1.63%      17.55%      18.91%


1. Cumulative total return represents the change in value of an investment over the indicated periods and does not include the sales charges. See Note below.

2. Average annual total return represents the average annual change in value of an investment over the indicated periods and includes the 1.0% initial sales charge and the 1.0% contingent deferred sales charge (CDSC), applicable to shares redeemed within 18 months of purchase. See Note below.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the indicated periods and include all sales charges.

4. One-year total return represents the change in value of an investment over the one-year periods ended on the specified dates and does not include the sales charges.

Note: Prior to May 1, 1995, Class II shares were offered with no initial sales charge and a higher but declining contingent deferred sales charge. Thus, actual total returns would have been somewhat different than noted above. Past expense reductions by the Fund's Manager increased the Fund's total return to shareholders.

All total return calculations assume reinvestment of dividends and capital gains distributions when paid. Investment return and principal value will fluctuate with market conditions, currencies and the economic, social and political climates where investments are made. Developing markets involve heightened risks related to the same factors, in addition to those associated with the relatively small size and lesser liquidity of these markets. Thus, you may have a gain or loss when you sell your shares. Past performance is not predictive of future results.

TEMPLETON AMERICAN TRUST, INC.
Financial Highlights

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS I
(For a share outstanding throughout the period)

                                                                                                    FOR THE PERIOD
                                                                                                     MAY 1, 1995+
                                                                               YEAR ENDED               THROUGH
                                                                            DECEMBER 31, 1996      DECEMBER 31, 1995
                                                                            -----------------      -----------------
Net asset value, beginning of period                                              $14.23                 $13.37
                                                                                  ------                 ------
Income from investment operations:
   Net investment income                                                             .20                    .11
   Net realized and unrealized gain                                                 2.60                   1.21
                                                                                  ------                 ------
Total from investment operations                                                    2.80                   1.32
                                                                                  ------                 ------
Distributions:
   Dividends from net investment income                                             (.26)                  (.20)
   Distributions from net realized gains                                            (.75)                  (.26)
                                                                                  ------                 ------
Total distributions                                                                (1.01)                  (.46)
                                                                                  ------                 ------
Change in net asset value                                                           1.79                    .86
                                                                                  ------                 ------
Net asset value, end of period                                                    $16.02                 $14.23
                                                                                  ======                 ======
TOTAL RETURN*                                                                     19.90%                  9.94%
RATIOS /SUPPLEMENTAL DATA
Net assets, end of period (000)                                                   $2,053                 $  881
Ratio of expenses to average net assets                                            1.57%                  1.81%**
Ratio of net investment income to average net assets                               1.53%                  1.31%**
Portfolio turnover rate                                                           15.93%                  4.44%
Average commission rate paid (per share)                                          $.0410

 * TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS. NOT ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.

** ANNUALIZED.

 + COMMENCEMENT OF SALES.

TEMPLETON AMERICAN TRUST, INC.
Financial Highlights (cont.)

--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE--CLASS II
(For a share outstanding throughout the year)

                                                                                   YEAR ENDED DECEMBER 31
                                                                      -------------------------------------------------
                                                                      1996       1995       1994       1993       1992
                                                                     -------    -------    -------    -------    -------
Net asset value, beginning of year                                   $ 14.25    $ 12.49    $ 13.39    $ 11.77    $ 11.20
                                                                     -------    -------    -------    -------    -------
Income from investment operations:
   Net investment income                                                 .14        .14        .04        .04        .10
   Net realized and unrealized gain                                     2.54       2.04        .17       1.82        .83
                                                                     -------    -------    -------    -------    -------
Total from investment operations                                        2.68       2.18        .21       1.86        .93
                                                                     -------    -------    -------    -------    -------
Distributions:
   Dividends from net investment income                                 (.14)      (.14)      (.05)      (.03)      (.11)
   Distributions from net realized gains                                (.75)      (.28)     (1.06)      (.21)      (.09)
   Distributions in excess of realized gains                              --         --         --         --       (.16)
                                                                     -------    -------    -------    -------    -------
Total distributions                                                     (.89)      (.42)     (1.11)      (.24)      (.36)
                                                                     -------    -------    -------    -------    -------
Change in net asset value                                               1.79       1.76       (.90)      1.62        .57
                                                                     -------    -------    -------    -------    -------
Net asset value, end of year                                         $ 16.04    $ 14.25    $ 12.49    $ 13.39    $ 11.77
                                                                     =======    =======    =======    =======    =======
TOTAL RETURN*                                                         18.91%     17.55%      1.63%     15.82%      8.33%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000)                                        $44,648    $44,183    $37,959    $34,418    $27,485
Ratio of expenses to average net assets                                2.26%      2.40%      2.47%      2.53%      3.17%
Ratio of expenses, net of reimbursement, to average net assets         2.26%      2.40%      2.47%      2.53%      2.25%
Ratio of net investment income to average net assets                    .85%       .95%       .34%       .31%      1.13%
Portfolio turnover rate                                               15.93%      4.44%     31.92%     14.10%     27.91%
Average commission rate paid (per share)                             $ .0410

* TOTAL RETURN DOES NOT REFLECT SALES COMMISSIONS OR THE CONTINGENT DEFERRED SALES CHARGE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAN TRUST, INC.
Investment Portfolio, December 31, 1996

--------------------------------------------------------------------------------

         INDUSTRY                                   ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS: 77.5%
---------------------------------------------------------------------------------------------------------------------
AEROSPACE & MILITARY TECHNICAL SYSTEMS: 1.6%
                            Boeing Co.                                                 U.S.           7,000   $   744,625
---------------------------------------------------------------------------------------------------------------------
AUTOMOBILES: 1.6%
                            Ford Motor Co.                                             U.S.          23,000       733,125
---------------------------------------------------------------------------------------------------------------------
BANKING: 4.1%
                            Australia & New Zealand Banking Group Ltd.                 Aus.          55,636       350,682
                            BankAmerica Corp.                                          U.S.           5,000       498,750
                            Chase Manhattan Corp., new                                 U.S.           6,000       535,500
                            NationsBank Corp.                                          U.S.           5,500       537,625
                                                                                                              -----------
                                                                                                                1,922,557
---------------------------------------------------------------------------------------------------------------------
BUILDING MATERIALS & COMPONENTS: 1.6%
                            Pioneer International Ltd.                                 Aus.         175,000       521,620
                            Uralita SA                                                  Sp.          31,250       244,319
                                                                                                              -----------
                                                                                                                  765,939
---------------------------------------------------------------------------------------------------------------------
BUSINESS & PUBLIC SERVICES: 2.6%
                            Esselte AB, B                                              Swe.          22,000       487,107
                            Wheelabrator Technologies Inc.                             U.S.          44,000       715,000
                                                                                                              -----------
                                                                                                                1,202,107
---------------------------------------------------------------------------------------------------------------------
CHEMICALS: 1.1%
                            Great Lakes Chemical Corp.                                 U.S.          11,000       514,250
---------------------------------------------------------------------------------------------------------------------
DATA PROCESSING & REPRODUCTION: 3.4%
                        *   Bay Networks Inc.                                          U.S.          20,000       417,500
                        *   Optical Data Systems Inc.                                  U.S.          32,000       384,000
                        *   Quantum Corp.                                              U.S.          28,000       801,500
                                                                                                              -----------
                                                                                                                1,603,000
---------------------------------------------------------------------------------------------------------------------
ELECTRICAL & ELECTRONICS: 3.8%
                            Alcatel Alsthom SA                                          Fr.           1,600       128,617
                        *   Applied Materials Inc.                                     U.S.           7,200       258,750
                        *   DSC Communications Corp.                                   U.S.          46,000       822,250
                            Motorola Inc.                                              U.S.           9,000       552,375
                                                                                                              -----------
                                                                                                                1,761,992
---------------------------------------------------------------------------------------------------------------------
ELECTRONIC COMPONENTS & INSTRUMENTS: 3.4%
                            Intel Corp.                                                U.S.          12,000     1,571,250
---------------------------------------------------------------------------------------------------------------------

TEMPLETON AMERICAN TRUST, INC.
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                   ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
ENERGY SOURCES: 7.6%
                        *   Barrett Resources Corp.                                    U.S.          32,500   $ 1,385,313
                            Norsk Hydro AS, ADR                                        Nor.           8,800       471,900
                            Saga Petroleum AS, B                                       Nor.          20,000       313,578
                            Societe Elf Aquitane SA                                     Fr.           4,000       364,359
                            Total SA, B                                                 Fr.           7,000       569,720
                            YPF Sociedad Anonima, ADR                                  Arg.          18,000       454,500
                                                                                                              -----------
                                                                                                                3,559,370
---------------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES: 4.1%
                            Dean Witter Discover & Co.                                 U.S.          10,822       716,958
                            Federal National Mortgage Assn.                            U.S.          32,000     1,192,000
                                                                                                              -----------
                                                                                                                1,908,958
---------------------------------------------------------------------------------------------------------------------
FOREST PRODUCTS & PAPER: 4.6%
                            Boise Cascade Corp.                                        U.S.          20,300       644,525
                            Georgia-Pacific Corp.                                      U.S.          13,000       936,000
                            James River Corp.                                          U.S.          17,100       566,438
                                                                                                              -----------
                                                                                                                2,146,963
---------------------------------------------------------------------------------------------------------------------
HEALTH & PERSONAL CARE: 5.0%
                            Aetna Inc.                                                 U.S.           8,500       680,000
                            Astra AB, A                                                Swe.          15,000       741,219
                            Windmere-Durable Holdings Inc.                             U.S.          70,000       901,250
                                                                                                              -----------
                                                                                                                2,322,469
---------------------------------------------------------------------------------------------------------------------
INDUSTRIAL COMPONENTS: 3.0%
                            BW/IP Inc.                                                 U.S.          30,000       495,000
                            Goodyear Tire & Rubber Co.                                 U.S.          18,000       924,750
                                                                                                              -----------
                                                                                                                1,419,750
---------------------------------------------------------------------------------------------------------------------
INSURANCE: 5.4%
                            American International Group Inc.                          U.S.           9,750     1,055,438
                            Presidential Life Corp.                                    U.S.          47,100       568,144
                            Progressive Corp. Ohio                                     U.S.           2,700       181,913
                            Providian Corp.                                            U.S.           3,000       154,125
                            Travelers Inc.                                             U.S.          12,865       583,764
                                                                                                              -----------
                                                                                                                2,543,384
---------------------------------------------------------------------------------------------------------------------

TEMPLETON AMERICAN TRUST, INC.
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

         INDUSTRY                                   ISSUE                            COUNTRY      SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
---------------------------------------------------------------------------------------------------------------------
MERCHANDISING: 5.0%
                            American Stores Co.                                        U.S.          24,444   $   999,149
                            Dayton-Hudson Corp.                                        U.S.          18,000       706,500
                        *   K Mart Corp.                                               U.S.          25,000       259,375
                            Limited Inc.                                               U.S.          12,510       229,871
                            Strawbridge & Clothier, A                                  U.S.           8,487       134,731
                                                                                                              -----------
                                                                                                                2,329,626
---------------------------------------------------------------------------------------------------------------------
METALS & MINING: 2.3%
                            Oregon Steel Mills Inc.                                    U.S.          28,000       469,000
                            Reynolds Metals Co.                                        U.S.          11,000       620,125
                                                                                                              -----------
                                                                                                                1,089,125
---------------------------------------------------------------------------------------------------------------------
MULTI-INDUSTRY: 1.7%
                            Hutchison Whampoa Ltd.                                     H.K.         100,000       785,442
---------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS: 3.4%
                            AT&T Corp.                                                 U.S.          21,150       920,025
                            U.S. West Communications Group                             U.S.          21,200       683,700
                                                                                                              -----------
                                                                                                                1,603,725
---------------------------------------------------------------------------------------------------------------------
TEXTILES & APPAREL: 3.0%
                        *   Fruit of the Loom Inc., A                                  U.S.          23,000       871,125
                            Shaw Industries Inc.                                       U.S.          45,000       528,750
                                                                                                              -----------
                                                                                                                1,399,875
---------------------------------------------------------------------------------------------------------------------
TRANSPORTATION: 3.7%
                            APL Ltd.                                                   U.S.          27,000       637,875
                            Brambles Industries Ltd.                                   Aus.          32,000       624,434
                            Caliber Systems Inc.                                       U.S.             900        17,325
                        *   OMI Corp.                                                  U.S.          50,000       437,500
                                                                                                              -----------
                                                                                                                1,717,134
---------------------------------------------------------------------------------------------------------------------
UTILITIES-ELECTRICAL & GAS: 4.8%
                            Iberdrola SA                                                Sp.          50,000       708,646
                        *   Midamerican Energy Holdings Co.                            U.S.          40,425       641,747
                            Pinnacle West Capital Corp.                                U.S.          27,500       873,125
                                                                                                              -----------
                                                                                                                2,223,518
---------------------------------------------------------------------------------------------------------------------
WHOLESALE & INTERNATIONAL TRADE: 0.7%
                            Brierley Investments Ltd.                                  N.Z.         370,000       342,658
                                                                                                              -----------
TOTAL COMMON STOCKS (cost $23,007,662)                                                                         36,210,842
---------------------------------------------------------------------------------------------------------------------

TEMPLETON AMERICAN TRUST, INC.
Investment Portfolio, December 31, 1996 (cont.)

--------------------------------------------------------------------------------

                                                                                           PRINCIPAL IN
         INDUSTRY                                ISSUE                        COUNTRY    LOCAL CURRENCY**       VALUE
---------------------------------------------------------------------------------------------------------------------
BOND: 0.1% (cost $21,405)
---------------------------------------------------------------------------------------------------------------------
                            Brierley Investments Ltd., 9.00%, conv.,
                            6/30/98                                             N.Z.            46,250       $    38,529
---------------------------------------------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS: 21.8% (cost $10,190,480)
---------------------------------------------------------------------------------------------------------------------
                            U.S. Treasury Bills, 4.78% to 5.01% with
                               maturities to 3/27/97                            U.S.        10,260,000        10,193,129
---------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS: 99.4% (cost $33,219,547)                                                                   46,442,500
OTHER ASSETS, LESS LIABILITIES: 0.6%                                                                             258,972
                                                                                                             -----------
TOTAL NET ASSETS: 100.0%                                                                                     $46,701,472
                                                                                                             ===========

 * NON-INCOME PRODUCING.
** CURRENCY OF COUNTRIES INDICATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAN TRUST, INC.
Financial Statements

--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996

Assets:
   Investments in securities, at value
      (identified cost $33,219,547)           $46,442,500
   Cash                                               834
   Receivables:
      Investment securities sold                  219,371
      Capital shares sold                         190,100
      Dividends and interest                       65,546
                                              -----------
         Total assets                          46,918,351
                                              -----------
Liabilities:
   Payables:
      Investment securities purchased              17,370
      Capital shares redeemed                      18,186
   Accrued expenses                               181,323
                                              -----------
         Total liabilities                        216,879
                                              -----------
Net assets, at value                          $46,701,472
                                              ===========
Net assets consist of:
   Net unrealized appreciation                 13,222,953
   Accumulated net realized gain                  912,179
   Net capital paid in on shares of capital
      stock                                    32,566,340
                                              -----------
Net assets, at value                          $46,701,472
                                              ===========
Class I
   Net asset value per share
      ($2,053,333 / 128,141 shares
      outstanding)                            $     16.02
                                              ===========
   Maximum offering price
      ($16.02 / 94.25%)                       $     17.00
                                              ===========
Class II
   Net asset value per share
      ($44,648,139 / 2,782,999 shares
      outstanding)                            $     16.04
                                              ===========
   Maximum offering price
      ($16.04 / 99.00%)                       $     16.20
                                              ===========

STATEMENT OF OPERATIONS
for the year ended December 31, 1996

Investment income:
   (net of $20,598
   foreign taxes withheld)
    Dividends                     $  684,111
    Interest                         701,763
                                  ----------
      Total income                             $1,385,874
Expenses:
    Management fees (Note 3)         311,996
    Administrative fees (Note 3)      66,856
    Distribution fees (Note 3)
      Class I                          4,831
      Class II                       431,523
    Transfer agent fees (Note 3)      59,000
    Custodian fees                     5,600
    Reports to shareholders           36,500
    Audit fees                        18,000
    Legal fees                        14,500
    Registration and filing fees      46,000
    Trustees fees                      1,089
    Other                              1,889
                                  ----------
      Total expenses                              997,784
                                               ----------
         Net investment income                    388,090
Realized and unrealized gain (loss):
    Net realized gain (loss) on:
      Investments                  2,958,014
      Foreign currency
         transactions                 (1,671)
                                  ----------
                                   2,956,343
    Net unrealized appreciation
      on investments               4,503,472
                                  ----------
      Net realized and
         unrealized gain                        7,459,815
                                               ----------
Net increase in net assets
   resulting from operations                   $7,847,905
                                               ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAN TRUST, INC.
Financial Statements (cont.)

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
for the years ended December 31, 1996 and 1995

                                                                                      1996                1995
                                                                                -----------------   -----------------
Increase (decrease) in net assets:
   Operations:
      Net investment income                                                        $   388,090         $   413,577
      Net realized gain on investment and foreign currency transactions              2,956,343             804,689
      Net unrealized appreciation                                                    4,503,472           5,748,102
                                                                                   -----------         -----------
         Net increase in net assets resulting from operations                        7,847,905           6,966,368
   Distributions to shareholders:
      From net investment income
         Class I                                                                       (31,751)            (11,296)
         Class II                                                                     (360,732)           (402,975)
      From net realized gain
         Class I                                                                       (89,244)            (15,561)
         Class II                                                                   (1,967,862)           (864,834)
   Capital share transactions (Note 2)
         Class I                                                                       997,883             867,236
         Class II                                                                   (4,758,459)            565,428
                                                                                   -----------         -----------
           Net increase in net assets                                                1,637,740           7,104,366
Net assets:
   Beginning of year                                                                45,063,732          37,959,366
                                                                                   -----------         -----------
   End of year                                                                     $46,701,472         $45,063,732
                                                                                   ===========         ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF ACCOUNTING POLICIES

Templeton American Trust, Inc. (the Fund) is an open-end, diversified management investment company registered under the Investment Company Act of 1940. The Fund seeks long-term total return through a flexible policy of investing primarily in stocks and debt obligations of U.S. companies. The Fund may, however, invest up to 35% of its assets in securities in any foreign country, developed or underdeveloped. The following summarizes the Fund's significant accounting policies.

A. SECURITIES VALUATIONS:

Securities listed or traded on a recognized national or foreign exchange or NASDAQ are valued at the last reported sales prices on the principal exchange on which the securities are traded. Over-the-counter securities for which no sale is reported are valued at the mean between the last current bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by management and approved by the Board of Directors.

B. FOREIGN CURRENCY TRANSACTIONS:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. When the Fund purchases or sells foreign securities it customarily enters into a foreign exchange contract to minimize foreign exchange risk between the trade date and the settlement date of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at the end of the fiscal period, resulting from changes in the exchange rates.

C. INCOME TAXES:

It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no provision has been made for income taxes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, DISTRIBUTIONS AND EXPENSES:

Security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Certain dividend income on foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

E. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2. TRANSACTIONS IN SHARES OF CAPITAL STOCK

The Fund offers two classes of shares: Class I shares and Class II shares. Shares of each class are identical except for their initial sales load, a contingent deferred sales charge on Class II shares, distribution fees, and voting rights on matters affecting a single class. At December 31, 1996, there were, for each class, 100 million shares of capital stock authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                                                                    CLASS I
                                                                  --------------------------------------------
                                                                                              FOR THE PERIOD
                                                                      YEAR ENDED           MAY 1, 1995 THROUGH
                                                                  DECEMBER 31, 1996         DECEMBER 31, 1995
                                                                 --------------------      --------------------
                                                                 SHARES      AMOUNT        SHARES      AMOUNT
                                                                --------   ----------     --------   ----------
           Shares sold                                            96,004   $ 1,454,259     103,187   $ 1,462,727
           Shares issued on reinvestment of distributions          6,973       108,639       1,736        24,258
           Shares redeemed                                       (36,706)     (565,015)    (43,053)     (619,749)
                                                                ---------  -----------    --------   -----------
           Net increase                                           66,271   $   997,883      61,870   $   867,236
                                                                =========  ===========    ========   ===========

                                                                                    CLASS II
                                                                  --------------------------------------------
                                                                      YEAR ENDED                YEAR ENDED
                                                                  DECEMBER 31, 1996         DECEMBER 31, 1995
                                                                 --------------------      --------------------
                                                                 SHARES      AMOUNT        SHARES      AMOUNT
                                                                --------   ----------     --------   ----------
           Shares sold                                           207,954   $ 3,182,096     484,989   $ 6,429,431
           Shares issued on reinvestment of distributions        130,716     2,042,358      79,384     1,103,844
           Shares redeemed                                      (657,146)   (9,982,913)   (501,685)   (6,967,847)
                                                                ---------  -----------    --------   -----------
           Net increase (decrease)                              (318,476)  $(4,758,459)     62,688   $   565,428
                                                                =========  ===========    ========   ===========

3. INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also directors or officers of Templeton Investment Counsel, Inc. (TICI), Franklin Templeton Services, Inc. (FTSI), Franklin Templeton Distributors, Inc. (FTD), and Franklin Templeton Investor Services, Inc. (FTIS), the Fund's investment manager, administrative manager, principal underwriter, and transfer agent, respectively.

The Fund pays monthly an investment management fee to TICI equal, on an annual basis, to 0.70% of the average daily net assets of the Fund. The Fund pays FTSI monthly an administrative fee of 0.15% per annum on the first $200 million of the Company's aggregate average daily net assets, 0.135% of the next $500 million, 0.10% of the next $500 million, and 0.075% per annum of such average net assets in excess of $1.2 billion. For the year ended December 31, 1996, FTD received net commissions of $2,338 and FTIS received fees of $59,000.

TEMPLETON AMERICAN TRUST, INC.
Notes to Financial Statements (cont.)

--------------------------------------------------------------------------------

Under the distribution plans for Class I and Class II shares, the Fund reimburses FTD quarterly for FTD's costs and expenses in connection with any activity that is primarily intended to result in a sale of Fund shares, subject to a maximum of 0.35% and 1.00% per annum of the average daily net assets of Class I and Class II shares, respectively. Under the Class I distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At December 31, 1996, there were no unreimbursed expenses. Class II shares redeemed within 18 months are subject to a contingent deferred sales charge. Contingent deferred sales charges of $6,015 were paid to FTD for the year ended December 31, 1996.

An officer of the Fund is a partner of Dechert Price & Rhoads, legal counsel for the Fund, which firm received fees for the year ended December 31, 1996.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities) for the year ended December 31, 1996 aggregated $5,044,649 and $8,771,307 respectively. The cost of securities for federal income tax purposes is the same as that shown in the investment portfolio. Realized gains and losses are reported on an identified cost basis.

At December 31, 1996, the aggregate gross unrealized appreciation and depreciation of portfolio securities, based on cost for federal income tax purposes, was as follows:

           Unrealized appreciation                                                               $13,971,433
           Unrealized depreciation                                                                  (748,480)
                                                                                                 ------------
           Net unrealized appreciation                                                           $13,222,953
                                                                                                 ============

TEMPLETON AMERICAN TRUST, INC.
Independent Auditor's Report

--------------------------------------------------------------------------------

The Board of Directors and Shareholders
Templeton American Trust, Inc.

We have audited the accompanying statement of assets and liabilities, including the investment portfolio, of Templeton American Trust, Inc. as of December 31, 1996, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for the periods indicated in the accompanying financial statements. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Templeton American Trust, Inc. as of December 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles.


                                            [McGLADREY & PULLEN, LLP SIGNATURE]

New York, New York
January 31, 1997

                                     NOTES
                                    --------

                                     NOTES
                                    --------

FRANKLIN TEMPLETON GROUP OF FUNDS

LITERATURE REQUEST -- Call 1-800/DIAL BEN (1-800/342-5236) today for a free descriptive brochure and prospectus on any of the funds listed below. The prospectus contains more complete information, including fees, charges and expenses, and should be read carefully before investing or sending money.

GLOBAL GROWTH

Franklin Global Health Care Fund
Franklin Templeton Japan Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller
Companies Fund
Templeton Global Infrastructure Fund
Templeton Global
Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller
Companies Fund
Templeton Greater European Fund
Templeton Growth Fund
Templeton Latin America Fund
Templeton Pacific Growth Fund
Templeton World Fund

GLOBAL GROWTH AND INCOME

Franklin Global Utilities Fund
Franklin Templeton German
Government Bond Fund
Franklin Templeton
Global Currency Fund
Mutual European Fund
Templeton Global Bond Fund
Templeton Growth and Income Fund

GLOBAL INCOME

Franklin Global Government
Income Fund
Franklin Templeton Hard
Currency Fund
Franklin Templeton High
Income Currency Fund
Templeton Americas
Government Securities Fund

GROWTH

Franklin Blue Chip Fund
Franklin California Growth Fund
Franklin DynaTech Fund
Franklin Equity Fund
Franklin Gold Fund
Franklin Growth Fund
Franklin MidCap Growth Fund
Franklin Small Cap Growth Fund
Mutual Discovery Fund

GROWTH AND INCOME

Franklin Asset Allocation Fund
Franklin Balance Sheet
Investment Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Franklin MicroCap Value Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Rising Dividends Fund
Franklin Strategic Income Fund
Franklin Utilities Fund
Franklin Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Shares Fund
Templeton American Trust, Inc.

FUND ALLOCATOR SERIES:

Franklin Templeton
Conservative Target Fund
Franklin Templeton
Moderate Target Fund
Franklin Templeton
Growth Target Fund

INCOME

Franklin Adjustable Rate
Securities Fund
Franklin Adjustable U.S.
Government Securities Fund
Franklin's AGE High Income Fund
Franklin Investment
Grade Income Fund
Franklin Short-Intermediate U.S.
Government Securities Fund
Franklin U.S. Government
Securities Fund
Franklin Money Fund
Franklin Federal Money Fund

FOR NON-U.S. INVESTORS:

Franklin Tax-Advantaged
High Yield Securities Fund
Franklin Tax-Advantaged
International Bond Fund
Franklin Tax-Advantaged U.S.
Government Securities Fund

FOR CORPORATIONS:

Franklin Corporate Qualified
Dividend Fund

FRANKLIN FUNDS SEEKING
TAX-FREE INCOME

Federal Intermediate-Term
Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund
Puerto Rico Tax-Free Income Fund
Tax-Exempt Money Fund

FRANKLIN STATE-SPECIFIC
FUNDS SEEKING
TAX-FREE INCOME

Alabama
Arizona*
Arkansas**
California*
Colorado
Connecticut
Florida*
Georgia
Hawaii**
Indiana
Kentucky
Louisiana
Maryland
Massachusetts***
Michigan*
Minnesota***
Missouri
New Jersey
New York*
North Carolina
Ohio***
Oregon
Pennsylvania
Tennessee**
Texas
Virginia
Washington**

VARIABLE ANNUITIES

Franklin Valuemark(R)

Franklin Templeton
Valuemark Income Plus
(an immediate annuity)

*TWO OR MORE FUND OPTIONS AVAILABLE: LONG-TERM PORTFOLIO, INTERMEDIATE-TERM PORTFOLIO, A PORTFOLIO OF INSURED MUNICIPAL SECURITIES,
AND/OR A HIGH YIELD PORTFOLIO (CA) AND A MONEY MARKET PORTFOLIO (CA AND NY). **THE FUND MAY INVEST UP TO 100% OF ITS ASSETS IN BONDS THAT PAY INTEREST SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX.
***PORTFOLIO OF INSURED MUNICIPAL SECURITIES.
TO ENSURE THE HIGHEST QUALITY OF SERVICE, TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS MAY BE MONITORED, RECORDED AND ACCESSED. THESE CALLS CAN BE DETERMINED BY THE PRESENCE OF A REGULAR BEEPING TONE.
                                                                  12/96.1

                                   TEMPLETON
                                    AMERICAN
                                   TRUST, INC.


                                  Annual Report
                                December 31, 1996


Templeton American Trust, Inc.

Auditors
McGladrey & Pullen, LLP
555 Fifth Avenue
New York, New York 10017-2416

Principal Underwriter:

Franklin Templeton
Distributors, Inc.
700 Central Avenue
St. Petersburg,
Florida 33701-3628

Shareholder Services
1-800-632-2301

Fund Information
1-800-342-5236

This report must be preceded or accompanied by the current prospectus of the Templeton American Trust, Inc., which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risk of loss from market, currency, economic, political and other factors, as well as investment decisions by the Investment Manager, which will not always be profitable or wise. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be determined by the presence of a regular beeping tone.


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